Stock-based compensation - Schedule of Stock Options Assumed Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate	0.00%
Option Assumed Through Acquisition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.80%
Risk-free interest rate, maximum	1.30%
Expected volatility, minimum	44.10%
Expected volatility, maximum	48.60%
Expected dividend rate	0.00%
Option Assumed Through Acquisition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 1 month 6 days
Option Assumed Through Acquisition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 7 months 6 days